As filed with the Securities and Exchange Commission on 06/08/18

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08977

Savos Investments Trust

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: October 1, 2017, through March 31, 2018

Item 1. Reports to Stockholders.

SAVOS DYNAMIC

HEDGING FUND

SEMI-ANNUAL REPORT  |  MARCH 31, 2018

Savos Investments Trust

NOT FDIC INSURED | NOT BANK GUARANTEED | MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE PRESIDENT

Savos Dynamic Hedging Fund Report for the Semi-Annual Period Ended March 31, 2018

Enclosed is the semi-annual report for the Savos Dynamic Hedging Fund (the “Fund”) for the six-month period ended March 31, 2018. This letter reviews the investment objective, strategy and performance of the Fund.

The Fund’s Objective and Strategy

The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. Equity Market, derivative instruments related to the U.S. Equity Market and fixed-income securities (including money market and other short-term or variable-rate, high quality securities and related exchange-traded products).

Savos Investments (“Savos”), a division of AssetMark, Inc., uses one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the U.S. Equity Market. When Savos’ quantitative models indicate the increased likelihood of a significant downturn in U.S. Equity Market, the Fund will reduce its exposure to U.S. Equity Market and/or invest in instruments that provide short exposure to the U.S. Equity Market. When Savos’ quantitative models indicate the decreased likelihood of a significant downturn in U.S. Equity Market, the Fund will increase its exposure to U.S. Equity Market.

Such changes in the Fund’s U.S. Equity Market exposure are expected to lag changes in the market, and there is no guarantee that Savos’ models will accurately indicate future market movements. Additionally, while the Fund’s decreased exposure to equity investments may reduce the Fund’s potential for loss, it also will reduce its potential for gain. For these reasons, the Fund is intended to be used by long-term investors. The Fund is not a complete investment program and is intended to be used as a component of a broader investment allocation.

Market Overview

U.S. equities exhibited modest performance over the six-month period ended March 31, 2018, with the S&P 500® Index, returning 5.8%. In the first quarter of 2018, the S&P 500® Index returned a disappointing -0.8%.

U.S. small cap stocks, as measured by the Russell 2000® Index, underperformed both the broad equities market and U.S. large cap stocks over the six-month period, returning 3.3%. While U.S. small cap stocks produced negative returns for the quarter, they did outperform both the broad U.S. Equity Market and U.S. large cap stocks, returning -0.1%.

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U.S. large cap stocks, as measured by the Dow Jones® Industrial Average, outperformed both the broad U.S. Equity Market and U.S. small cap stocks over the six-month period, returning 8.8%. However, U.S. large cap stocks stumbled in the first quarter of 2018, returning an underwhelming -2.0%.

The Fund’s Performance

For the semi-annual period ended March 31, 2018, the Fund returned 0.5%. Both the Fund and the S&P 500® Index exhibited similar volatility over the semi-annual period; the Fund delivered slightly lower volatility over the first quarter of 2018.

Thank you for your investment in the Savos Dynamic Hedging Fund. We appreciate the opportunity to continue serving your investment needs.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President, Savos Dynamic Hedging Fund

Important Information

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

Savos Investments is a division of AssetMark, Inc. AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. Principal Underwriter Savos Dynamic Hedging Fund: AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority, is an affiliate of AssetMark, Inc. and shares its address. ©2018 AssetMark, Inc. All rights reserved.

Past performance is no guarantee of future results. For the S&P 500® Index, Dow Jones® Industrial Average and Russell 2000® Index, the closing values of their total return index results for the end of each quarter are used as the basis of performance calculation.

All index returns are sourced from Morningstar. It is not possible to invest directly in an index.

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Index Definitions

Dow Jones® Industrial Average is an unmanaged index composed of 30 common stocks.

Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index.

S&P 500® Index is a market-capitalization-weighted index of 500 widely held common stocks.

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Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2018

*	As a percentage of total investments. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2017, and held for the six months ended March 31, 2018.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Savos Dynamic Hedging Fund	$1,000.00	$1,005.10	1.50%	$7.50
(1)	For the six months ended March 31, 2018.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Savos Dynamic Hedging Fund	$1,000.00	$1,017.45	1.50%	$7.54
(1)	For the six months ended March 31, 2018.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Schedule of Investments (unaudited)	March 31, 2018

PRINCIPAL AMOUNT		VALUE
U.S. TREASURY OBLIGATIONS — 58.93%
U.S. Treasury Notes — 58.93%
$1,700,000	0.750%, 04/15/2018	$1,693,890
1,000,000	2.375%, 05/31/2018	1,001,069
7,500,000	1.375%, 06/30/2018	7,492,082
2,500,000	0.625%, 06/30/2018	2,492,830
1,700,000	0.875%, 07/15/2018	1,695,441
1,000,000	0.750%, 07/31/2018	996,465
1,700,000	1.250%, 11/15/2018	1,692,065
4,200,000	1.125%, 01/15/2019	4,168,664
1,700,000	1.250%, 01/31/2019(a)	1,688,313
2,500,000	1.250%, 04/30/2019	2,476,025
1,000,000	1.625%, 06/30/2019	993,281
1,700,000	1.125%, 12/31/2019	1,667,461
1,700,000	1.250%, 01/31/2020	1,669,055
4,000,000	1.375%, 08/31/2020(a)	3,908,984
1,700,000	1.750%, 10/31/2020	1,674,068
850,000	2.125%, 01/31/2021	843,973
850,000	1.375%, 01/31/2021	826,509
3,000,000	3.125%, 05/15/2021	3,062,988
3,000,000	1.375%, 05/31/2021	2,904,082
3,500,000	2.000%, 10/31/2021	3,444,219
2,500,000	1.750%, 02/28/2022	2,431,445
3,000,000	2.000%, 05/31/2024	2,888,731
3,000,000	2.000%, 02/15/2025	2,871,035
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,152,791)	54,582,675
NUMBER OF SHARES
SHORT TERM INVESTMENTS — 25.07%
Money Market Funds — 3.53%
3,267,351	Deutsche Government Money Market Series-Institutional Shares Effective Yield, 1.560%(b)	3,267,351

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	March 31, 2018

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Bills — 21.54%
$3,000,000	1.675%, 04/05/2018(c)	$2,999,574
17,000,000	1.677%, 05/31/2018(c)	16,953,658
		19,953,232
	TOTAL SHORT TERM INVESTMENTS (Cost $23,221,449)	23,220,583
	TOTAL INVESTMENTS — 84.00% (Cost $78,374,240)	77,803,258
	Other Assets in Excess of Liabilities — 16.00%	14,815,884
	TOTAL NET ASSETS — 100.00%	$92,619,142

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for certain swap contracts.
(b)	Seven-day yield as of March 31, 2018.
(c)	Zero coupon investment. The effective yield is listed.

Schedule of Open Futures Contracts (unaudited)	March 31, 2018

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Value and Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	540	$71,361,000	Jun-18	$(2,052,743)
CBOE VIX Futures	228	4,508,700	Apr-18	(105,586)
CBOE VIX Futures	121	2,326,225	May-18	(3,239)
Total Open Futures Contracts				$(2,161,568)

See Notes to Financial Statements.

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Schedule of Total Return Swaps (unaudited)	March 31, 2018

Pay/Receive Total Return on Reference Index	Index	Financing Rate	Notional Amount	Maturity Date	Payment Frequency	Counterparty	Unrealized Appreciation (Depreciation)
Receive	Barclays SDCON Strategy (Dynamic Volatility Index)(a)	Variable(b)	$32,000,179	7/31/2018	Quarterly	Barclays	$(5,301,143)
Receive	Goldman Sachs Volatility Carry US Series 77 Excess Return Strategy(c)	Fixed(d)	$4,543,259	9/12/2018	Monthly	Goldman Sachs	$(4,755)
Total Total Return Swaps							$(5,305,898)
(a)	A custom index comprised of the following: (Component 1) S&P 500 VIX Short-Term Futures Index ER (“VIX”), and (Component 2) S&P 500 Total Return Index. The allocation at March 31, 2018, was 37.5% in Component 1 and 200% in Component 2.
(b)	For Component 1: 75 basis points (“bps”) if the ratio of the 3-month VIX to the 1-month VIX exceeds 1.00, otherwise 25 bps. For Component 2: USD 3-month LIBOR +20 bps.
(c)	The underlying position for this derivative is a custom basket of options. The fifty largest components of the basket as of March 31, 2018 are shown below, as well as any other component of the basket that exceeds 1% of the total value of the basket:
(d)	25 basis points (“bps”) per annum.

Contracts	Call Options Written	Notional Value	Value	Percentage of Custom Basket
350	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,775.00	$923,934	$7,784	1.27%
57	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,660.00	150,655	4,093	0.67%
232	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,805.00	613,417	3,496	0.57%
51	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,675.00	133,806	3,215	0.53%
48	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,670.00	127,360	3,190	0.52%

See Notes to Financial Statements.

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Schedule of Total Return Swaps (unaudited) (continued)	March 31, 2018

Contracts	Call Options Written	Notional Value	Value	Percentage of Custom Basket
62	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,670.00	$164,616	$3,123	0.51%
253	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,725.00	668,022	3,111	0.51%
59	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,700.00	156,431	3,003	0.49%
	TOTAL CALL OPTIONS WRITTEN		$31,015	5.07%
Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
307	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,810.00	$811,741	$51,747	8.48%
270	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,675.00	712,892	25,712	4.21%
157	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,790.00	413,907	23,439	3.84%
214	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,720.00	564,143	19,194	3.14%
162	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,710.00	427,982	18,256	2.99%
134	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,745.00	354,764	17,900	2.93%
144	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,760.00	381,248	17,677	2.90%
177	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,710.00	466,762	17,471	2.86%
105	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,775.00	276,180	15,138	2.48%

See Notes to Financial Statements.

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Schedule of Total Return Swaps (unaudited) (continued)	March 31, 2018

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
172	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,690.00	$455,301	$15,077	2.47%
108	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,750.00	286,239	13,608	2.23%
66	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,840.00	173,065	12,933	2.12%
132	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,680.00	349,684	12,917	2.12%
162	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,670.00	426,849	12,486	2.05%
89	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,780.00	234,897	12,484	2.04%
248	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,650.00	654,449	11,870	1.94%
108	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,700.00	286,272	11,637	1.91%
60	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,820.00	159,278	10,733	1.76%
74	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,770.00	195,832	9,733	1.59%
73	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,730.00	193,546	9,091	1.49%
48	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,825.00	125,951	8,954	1.47%
127	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,650.00	335,971	8,670	1.42%

See Notes to Financial Statements.

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Schedule of Total Return Swaps (unaudited) (continued)	March 31, 2018

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
70	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,715.00	$185,436	$8,107	1.33%
70	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,750.00	185,827	8,018	1.31%
147	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,610.00	387,115	7,798	1.28%
44	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,800.00	115,684	7,256	1.19%
64	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,740.00	169,372	6,769	1.11%
71	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,685.00	186,309	5,979	0.98%
81	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,660.00	213,316	5,860	0.96%
57	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,675.00	149,405	4,506	0.74%
52	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,650.00	138,636	4,439	0.73%
50	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,710.00	130,925	4,093	0.67%
55	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,615.00	145,063	3,936	0.64%
59	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,595.00	156,431	3,865	0.63%
43	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,680.00	113,378	3,527	0.58%

See Notes to Financial Statements.

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Schedule of Total Return Swaps (unaudited) (continued)	March 31, 2018

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
52	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,640.00	$137,834	$3,343	0.55%
52	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,635.00	138,527	3,255	0.53%
24	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,750.00	62,839	3,247	0.53%
57	S&P500 ETF Trust, Expiration: May 18, 2018, Strike Price $2,620.00	150,189	3,216	0.53%
39	S&P500 ETF Trust, Expiration: July 20, 2018, Strike Price $2,595.00	102,955	3,203	0.52%
46	S&P500 ETF Trust, Expiration: April 20, 2018, Strike Price $2,690.00	121,594	3,188	0.52%
45	S&P500 ETF Trust, Expiration: June 15, 2018, Strike Price $2,600.00	119,447	3,019	0.49%
	TOTAL PUT OPTIONS WRITTEN		453,351	74.26%

	TOTAL OPTIONS WRITTEN		484,366	79.33%
	ALL OTHER BASKET COMPONENTS		126,201	20.67%
	TOTAL NET ASSETS OF BASKET		$610,567	100.00%

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	March 31, 2018

ASSETS:
Investments, at value (Cost $78,374,240)	$77,803,258
Variation margin on futures	600,000
Interest receivable	265,217
Recievable for investment securities sold	7,998,975
Receivable for fund shares sold	67,567
Deposits for futures	6,373,957
Deposits for swaps	5,142,500
Other assets	27,760
Total Assets	98,279,234
LIABILITIES:
Payable for fund shares redeemed	19,717
Payable to Investment Advisor	106,809
Payable to custodian	1,707
Payable to broker for swaps	134,264
Depreciation for swap agreements	5,305,898
Accrued administration, accounting and shareholder servicing fees	10,794
Accrued reports to shareholders	36,787
Accrued Trustees’ fees and expenses	5,470
Other accrued expenses	38,646
Total Liabilities	5,660,092
Total Net Assets	$92,619,142
NET ASSETS CONSIST OF:
Capital stock	$317,837,608
Accumulated undistributed net investment loss	(170,853)
Accumulated undistributed net realized loss	(217,009,165)
Unrealized depreciation on:
Investments	(570,982)
Futures	(2,161,568)
Swaps	(5,305,898)
Total Net Assets	$92,619,142
Shares Outstanding (unlimited shares of no par value authorized)	8,156,281
Net Asset Value, Per Share	$11.356

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Period Ended March 31, 2018

INVESTMENT INCOME:
Interest income	$659,851
Total Investment Income	659,851
EXPENSES:
Management fees	664,563
Administrative service fees	138,451
Legal fees	48,178
Administration, accounting and shareholder servicing fees	35,710
Reports to shareholders	24,709
Federal and state registration fees	13,348
Audit and tax fees	11,710
Trustees’ fees and expenses	11,676
Custody fees	3,454
Insurance fees	2,883
Compliance fees	2,366
Miscellaneous fees	1,123
Total expenses before reimbursements	958,171
Expense reimbursements (See Note 2)	(127,467)
Net Expenses	830,704
Net Investment Loss	(170,853)
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	5,010
Futures	6,541,846
Swaps	3,174,391
Total	9,721,247
Net change in unrealized depreciation on:
Investments	(355,869)
Futures	(2,994,534)
Swaps	(5,305,898)
Total	(8,656,301)
Net Realized and Unrealized Gain	1,064,946
Net Increase in Net Assets Resulting From Operations	$894,093

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS:
Net investment loss	$(170,853)	$(590,014)
Net realized gain on investments	9,721,247	13,868,899
Net change in unrealized depreciation on investments	(8,656,301)	(701,338)
Net Increase in Net Assets Resulting From Operations	894,093	12,577,547
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,606,997	34,291,176
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(27,137,629)	(44,553,356)
Net decrease in Capital Share Transactions	(12,530,632)	(10,262,180)
Total Increase (decrease) in Net Assets	(11,636,539)	2,315,367
NET ASSETS:
Beginning of year	104,255,681	101,940,314
End of period (including undistributed net investment loss of ($170,853) and ($—), respectively)	$92,619,142	$104,255,681

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each period

SAVOS DYNAMIC HEDGING FUND

	Period Ended 2018 (unaudited)		Year Ended
			2017	2016	2015(2)	2014(3)	2013(4)
Net Asset Value:
Beginning of year	$11.298		$9.940	$9.17	$1,597.23	$9,539,550.00	$10,179,175.00	(5)
Operations:
Net investment loss(1)	(0.018)		(0.063)	(0.09)	(1.43)	(165,795.19)	(182,201.75	)(5)
Net realized and unrealized gain (loss) on investment securities	0.076		1.421	0.86	(1,586.63)	(9,372,157.58)	(9,987,433.70	)(5)
Total from Operations	0.058		1.358	0.77	(1,588.06)	(9,537,952.77)	(10,169,635.45	)(5)
Net Asset Value:
End of period	$11.356		$11.298	$9.94	$9.17	$1,597.23	$9,539.55	(5)
Total Return	0.51	%(6)	13.66%	8.40%	-99.43%	-99.98%	-99.91%
Supplemental Data and Ratios
Net assets; end of period (000’s)	$92,619		$104,256	$101,940	$32,977	$1,243	$2,107
Ratio of net expenses to average net assets	1.50	%(7)	1.50%	1.50%	1.53%	1.75%	1.75%
Ratio of expenses before expense reimbursement	1.73	%(7)	1.78%	1.87%	13.86%	37.89%	22.64%
Ratio of net investment loss to average net assets	-0.31	%(7)	-0.60%	-0.93%	-1.52%	-1.75%	-1.75%
Ratio of investment loss before expense reimbursement	-0.54	%(7)	-0.88%	-1.30%	-13.85%	-37.89%	-22.64%
Portfolio turnover rate	8.85	%(6)	34.60%	64.62%	1664.00%	0.00%	0.00%
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	During the year ended September 30, 2015, the Fund effected the following reverse stock split: July 24, 2015, 1 for 14.62. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(3)	During the year ended September 30, 2014, the Fund effected the following reverse stock splits: November 22, 2013, 1 for 500 and September 19, 2014, 1 for 500. All historical per share information has been retroactively adjusted to reflect these reverse stock splits.
(4)	During the year ended September 30, 2013, the Fund effected the following reverse stock split: February 22, 2013, 1 for 500. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(5)	These figures are represented in thousands.
(6)	Not annualized
(7)	Annualized

See Notes to Financial Statements.

17       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Savos Dynamic Hedging Fund (the “Fund”), a separate series of the Savos Investments Trust (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, open-end management investment company.

The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets. The Fund is intended for use by asset managers, including AssetMark, Inc., the investment advisor of the Fund, (“AssetMark” or the “Advisor”), to provide some measure of downside protection in the event that client assets, which are sensitive to movements in the equity markets, are exposed to significant loss of value as a result of a severe and sustained decline in the broad-based equity market. During periods of rising equity markets, the Fund seeks to participate in that market rise, net of the cost of any risk management protection.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The following is a summary of the significant accounting policies consistently followed by the Fund which are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

18       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded American Depositary Receipts (“ADRs”) are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Futures contracts are valued at the daily quoted settlement prices.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the securities’ last close and the time that the Fund next calculates its net asset value will be valued at their fair value as determined by the Fund’s Valuation Committee under procedures adopted by the Board of Trustees (the “Board”).

19       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$54,582,675	$—	$54,582,675
Short Term Investments	3,267,351	19,953,232	—	23,220,583
Total Investments in Securities	$3,267,351	$74,535,907	$—	$77,803,258
Other Financial Instruments*
Futures	$(2,161,568)	$—	$—	$(2,161,568)
Swaps	—	(5,305,898)	—	(5,305,898)
*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

20       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(b) Subsequent Events Evaluation. In preparing these financial statements, the Fund has evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(c) Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d) Option Contracts. The Fund may purchase or write (sell) call and/or put options. In the case of options on equities, a call (put) option is a contract that gives the purchaser of the option, in return for a premium, the right to purchase (sell), and the writer of the option the obligation to sell (purchase), upon expiration of the options, the underlying security at the specified exercise price. Prior to expiration, the value of a call (put) option generally increases (decreases) as the price of the underlying security increases (decreases).

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the fair value of the security, the relationship of the exercise price to the fair value of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

21       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Futures Contracts. The Fund may purchase and sell futures contracts, including those based on particular securities, securities indices, interest rates, debt obligations, foreign currencies and other financial instruments and indices. A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or index of securities, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying asset called for by the contract at a specified price on specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying asset called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying asset, such as a security or index of securities. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery of the reference asset.

(f) Swaps. The Fund may enter into swaps for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust’s results of operations and financial position.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. Equity Market (including common stocks of

22       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

companies of any size capitalization and exchange-traded funds (“ETFs”) related to equity investments); derivative instruments related to the U.S. Equity Market (futures contracts, options and swaps on individual equities (including ETFs), U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed-income securities (including money market funds, U.S. Government Securities (such as U.S. Treasury obligations) and other short-term or variable-rate, high quality securities and related ETFs). The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). In selecting equity securities, AssetMark will use a quantitative process to evaluate securities based on their characteristics, such as valuation and dividend yield. The fixed-income securities in which the Fund invests may have maturities of any length. AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the U.S. Equity Market. These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives related to securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. AssetMark has created standardized gauges that can be compared over time and against each other. The gauges will seek to measure: (i) the potential for near-term market volatility; (ii) the likelihood a drawdown in one part of the market will affect other parts of the market; and (iii) the possibility of significant drawdown and market volatility. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. Equity Market, the Fund will reduce its exposure to the U.S. Equity Market and/or invest in instruments that provide short exposure to the U.S. Equity Market. The Fund will obtain short exposure to the U.S. Equity Market through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of ETFs that it believes may effectively hedge equity investments.

A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.

23       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Derivatives can be complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives. The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

During the period the Fund held futures contracts which allowed the Fund to effectively hedge equity investments or to generate additional income. The Fund entered into swap agreements for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income.

Statement of Assets and Liabilities - Values of Derivative Instruments as of March 31, 2018:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Unrealized appreciation on Swap Agreements	$—	Unrealized depreciation on Swap Agreements	$(5,305,898)
Equity Contracts - Futures*	Unrealized appreciation on Futures	—	Unrealized depreciation on Futures	(2,161,568)
Total		$—		$(7,467,466)
*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

24       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2018.

Amount of Realized Gain on Derivatives Recognized in Income
	Futures	Swaps
Equity Contracts	$6,541,846	$3,174,391

Change in Unrealized Depreciation on Derivatives Recognized in Income
	Futures	Swaps
Equity Contracts	$(2,994,534)	$(5,305,898)

The average monthly notional amount outstanding of futures and swaps during the period ended March 31, 2018 were as follows:

Long Positions	Savos Dynamic Hedging Fund
Futures	$85,037,209
Swaps	36,222,043

Offsetting Assets and Liabilities

The table below, as of March 31, 2018, discloses both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement (“Master Agreements”) as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

The Fund is a party to International Swaps and Derivatives Association (“ISDA”) Master Agreements with certain counterparties that govern the over-the-counter derivative contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

25       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets:
Futures — RBS	$600,000	$—	$600,000	$—	$—	$600,000
Swaps — Barclays	—	—	—	—	—	—
Swaps — Goldman Sachs	—	—	—	—	—	—
	$600,000	$—	$600,000	$—	$—	$600,000

				Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged	Net Amount
Liabilities:
Futures — RBS	$—	$—	$—	$—	$—	$—
Swaps — Barclays	5,301,143	—	5,301,143	(168,643)	(5,132,500)	$—
Swaps — Goldman Sachs	4,755	—	4,755	—	(4,755)	$—
	$5,305,898	$—	$5,305,898	$(168,643)	$(5,137,255)	$—

In some instances, the collateral amounts disclosed in the table were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

(g) Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, using the effective yield method, is recorded on an accrual basis.

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Notes to Financial Statements (unaudited) (continued)

Gains or losses on the sale of investments are calculated by using the specific identification method.

(h) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal Income Taxes. It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. The differences are primarily due to a net operating loss and expiring capital loss carryforwards. On the Statement of Assets and Liabilities, the following adjustments were made for the fiscal year ended September 30, 2017:

Increase/(Decrease) Capital stock	$(1,263,593)
Increase/(Decrease) Accumulated undistributed net investment loss	$1,263,593
Increase/(Decrease) Accumulated undistributed net realized loss	$—

2.	Management Agreement, Administration Agreement, and Other Transactions

AssetMark is the Fund’s investment manager. The Fund pays AssetMark a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. AssetMark also provides certain administrative services to the Fund, pursuant to the Administrative Services Agreement between the Trust and AssetMark, for

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Notes to Financial Statements (unaudited) (continued)

which AssetMark receives a fee of 0.25% of the average daily net assets of the Fund. The administrative services may include development and maintenance of a web-based software platform for both investment advisors and shareholders; creation of a customized full-color client investment policy statement for each individual client; facilitating the initiation and setup of new accounts and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Fund, including the transfer agent and custodian. AssetMark has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) do not exceed 1.50% of average daily net assets through January 31, 2019. During the period ended March 31, 2018, AssetMark reimbursed $127,467 of management fees and other expenses to the Fund, pursuant to the Fund’s expense limitation agreement. After taking these waivers and expense reimbursements into account, the Fund’s annual operating expenses were 1.50% of average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow AssetMark to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limit, provided, however, that AssetMark shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the amount was waived or reimbursed. Waived expenses subject to potential recovery are as follows:

Year of Expiration	09/30/2021	09/30/2020	09/30/2019	09/30/2018
Amount	$127,467	$277,951	$343,925	$677,729

U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A. (“USB”), an affiliate of USBFS, provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody services to the Fund. For these services, besides custody, USBFS receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fees earned by USBFS and USB for the period ended March 31, 2018 can be found under the captions “Administration,

28       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

accounting, and shareholder servicing fees” and “Custody fees” in the Statement of Operations, respectively.

AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Fund’s distributor and principal underwriter. The Fund did not pay any commissions or other compensation to the Distributor during the period ended March 31, 2018.

The Trust has established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. GPS Funds I and GPS Funds II, which are also managed by AssetMark, are also parties to the same LoC agreement. The LoC was effective August 1, 2017 and will mature, unless renewed, on July 31, 2018. Borrowing under the LoC is limited to the lesser of 20% of the total market value of a Fund, 33.33% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Fund on outstanding borrowings is equal to the prime rate, which was 4.75% at March 31, 2018. During the period ended March 31, 2018, the Fund did not borrow on the LoC. The Fund has authorized USB to charge any of the custody accounts of the Fund for any missed payments by the Fund.

3.	Capital Shares

The Trust’s Declaration of Trust authorizes the Board to issue shares without limitation as to numbers and without par value.

Transactions in shares of the Fund were as follows:

	Period Ended March 31, 2018	Year Ended September 30, 2017
Beginning Shares	9,228,432	10,256,000
Shares sold	1,234,430	3,342,003
Shares redeemed	(2,306,581)	(4,369,571)
Ending Shares	8,156,281	9,228,432

29       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended March 31, 2018, are summarized below.

Savos Dynamic Hedging Fund	Purchases	Sales
U.S. Government Securities	$8,773,242	$3,400,000

5.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6.	Federal Income Tax Information & Distributions to Shareholders

The tax characterization of distributions for the Fund for fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	Year Ended September 30, 2017	Year Ended September 30, 2016
Distributions paid from:
Ordinary income	$ —	$—
Long-term capital gain	—	—
Total distribution paid	$ —	$—

30       Savos Investments Trust      |      2018 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The following information is computed on a tax basis for each item as of September 30, 2017:

	Investments	Futures Contracts		Swap Contracts	Total Portfolio
Federal tax cost of securities	$95,743,984	$832,966		$—	$96,576,950
Gross unrealized appreciation	$6,621	$—		$—	$6,621
Gross unrealized depreciation	(221,734)	—		—	(221,734)
Net unrealized appreciation	$(215,113)	*	*	$—	$(215,113)
Undistributed ordinary income					—
Post-October capital loss					—
Late year ordinary loss*					—
Other accumulated loss	(225,817,446)				(225,897,446)
Total accumulated deficit	$(226,112,559)				$(226,112,559)
*	The qualified late year ordinary loss is the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.
**	There is no unrealized appreciation/depreciation because futures contracts are marked to market for tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. The Act required that post-enactment net capital losses be used before pre-enactment net capital losses. As a result, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized.

As of September 30, 2017, the Fund had the following pre-enactment and post-enactment capital loss carryforwards for federal income tax purposes:

	Amount	Expires September 30,
Capital losses expiring	24,873,270	2018
Capital losses expiring	114,250,262	2019
Short Term Capital Loss Carryover	31,450,942	Indefinite
Long Term Capital Loss Carryover	55,322,972	Indefinite

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Utilization

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Notes to Financial Statements (unaudited) (continued)

of the carryforwards will happen only if there are gains in the future. The Fund utilized $13,754,013 of capital carryover during the year ended September, 30, 2017. There was no expired capital loss carryforwards for the year ended September 30, 2017.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Trust’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.

7.	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

32       Savos Investments Trust      |      2018 Semi-Annual Report

Additional Information (unaudited)

1.	Disclosure Regarding Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling AssetMark at 1-888-278-5809.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees:
David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Lead Independent Trustee	Indefinite term since 2015	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	15	Trustee, GPS Funds I (2013-present); Trustee, GPS Funds II (2011-present); Director, New England Bancorp (2006-2016); Director, Hospice and Palliative Care of Cape Cod (2006-2011).
Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Independent Trustee	Indefinite term since 2015	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	15	Trustee, GPS Funds I (2013-present); Trustee, GPS Funds II (2011-present)

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Independent Trustee	Indefinite term since 2015	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	15	Trustee, GPS Funds I (2007-present); Trustee, GPS Funds II (2013-present); Director, Blue Calypso, Inc. (2015-present); Director, Owens Realty Mortgage Inc. (2013-present); Director, Cambria ETF Series Trust (2013-present); Director/Chairman, Sitoa Global Inc. (2011-2013); Director, Wells Fargo GAI Hedge Funds (closed-end hedge funds) (2008- present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005- 2014); Director, Merriman Holdings, Inc. (financial services) (2003-2016); Director, Grail Advisors ETF Trust (2009-2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004-2011); Director, North Bay Bancorp (2006-2007).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee:
Carrie E. Hansen** Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite term since 2014 Renewed 1-Year term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008- present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark BrokerageTM, LLC (2013- present).	15	Trustee, GPS Funds I and GPS Funds II (2014-present); Chairperson, AssetMark Trust Co. (2008-present); Treasurer, Acalanes Booster Club (Feb. 2017-Present); Director, Lamorinda Soccer Club (2011-2013).
*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Ms. Hansen is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of AssetMark and certain of its affiliates.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Officers:
John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012- January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Treasurer	Renewed 1-Year term since 2014	Treasurer, GPS Funds I, GPS Funds II and Savos (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016- present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).
Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Secretary	Renewed 1-Year term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014-present), Savos (2009- 2010 and May 2014-present); Deputy Chief Compliance Officer, GPS Funds I (2009-present) and GPS Funds II (2011-present); Senior Compliance Officer, AssetMark (2005-2009).
Regina M. Fink Year of Birth: 1956 c/o AssetMark, Inc. 16633 Ventura Boulevard Suite 1400 Encino, CA 91436	Assistant Secretary Vice President	Renewed 1-Year term since 2009 Renewed 1-Year term since 2004	Vice President, Senior Counsel and Secretary, AssetMark (2008-present); Vice President, Senior Counsel and Secretary, Savos Investments (2002-2008).

2.	Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund’s portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

3.	Availability of Quarterly Portfolio Holdings Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov)

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Additional Information (unaudited) (continued)

and is available by calling 1-888-278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

4.	Statement Regarding the Basis for Approval of Investment Advisory Agreement.

At a meeting held on December 13, 2017 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Savos Investments Trust (the “Trust”) conducted its annual review and consideration of the renewal of the investment advisory agreement between AssetMark, Inc. (“AssetMark”) and the Trust, on behalf of the Savos Dynamic Hedging Fund (the “Fund”) (the “Advisory Agreement”).

The Board — including a majority of the Trustees who are not “interested persons” of the Fund or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) — determined to approve the continuance of the Advisory Agreement. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Advisory Agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Advisory Agreement, the Trustees requested, received, and reviewed information relevant to their consideration of the Advisory Agreement. The Trustees also received assistance and advice regarding legal and industry standards from independent legal counsel to the independent Trustees (“Independent Counsel”). The determination to approve the renewal of the Advisory Agreement was based on a comprehensive evaluation of all of the information available to the Trustees and was not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

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Additional Information (unaudited) (continued)

The Advisory Agreement

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreement, the Trustees — assisted by Independent Counsel — specifically requested and were furnished with materials for purposes of their review of the Advisory Agreement. The materials provided to the Board with regard to the Fund related to, among other things: (1) a copy of the Advisory Agreement; (2) information describing the Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Fund, and the fees AssetMark charges to the Fund for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objective of the Fund; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing the Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to the Fund; (8) reports relating to the distribution, sales and redemptions of Fund shares and related shareholder services; (9) reports relating to the monitoring of the other service providers; and (10) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees met with representatives of AssetMark. The Trustees also considered their discussions with representatives of AssetMark throughout the course of the Meeting, and discussions with AssetMark at prior meetings and other communications throughout the year.

The Trustees received assistance and advice regarding legal and industry standards from both Independent Counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Advisory Agreement. The Independent Trustees discussed the Advisory Agreement in communications

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Additional Information (unaudited) (continued)

prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Quality and Extent, and Quality of Services

The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Fund. The Trustees considered AssetMark’s investment team and its capabilities, as well as AssetMark’s capabilities with respect to the administrative and compliance services provided to the Fund. In this regard, the Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trust’s CCO at which the Trustees are provided with details regarding AssetMark’s compliance functions.

The Trustees considered the experience, capability and integrity of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Fund, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Fund; and (d) Assetmark’s supervision of the Fund’s third-party service providers.

The Board considered the breadth and quality of services that AssetMark provides to the Fund. The Trustees also considered that the Fund is an integral part of AssetMark’s program of asset allocation and shareholder services.

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Additional Information (unaudited) (continued)

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Trustees concluded that it was satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to the Fund.

Investment Performance

The Trustees considered the overall investment performance of the Fund and whether the Fund operated in a manner consistent with its investment objective and styles and considered the Fund’s record of compliance with its investment restrictions.

The Trustees also considered the Fund’s investment performance relative to its benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board.

The Trustees concluded that AssetMark’s performance record in managing the Fund was satisfactory and supported a decision to approve the renewal of the Advisory Agreement.

Advisory Fees and Total Expenses

The Trustees considered a detailed analysis of the Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of the Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider and (ii) comparisons of the Fund’s expenses to industry averages.

The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Fund’s expenses. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including attempts to improve asset flows, and negotiating strategic contracts with service providers.

In analyzing the Fund’s fee levels as compared to other similar funds, the Trustees considered the Fund’s fee levels in light of the Fund’s special

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Additional Information (unaudited) (continued)

distribution structure, under which the Fund was distributed as part of a suite of products and services with asset allocation modeling, full performance reporting and other services that are not typically provided with mutual funds.

After comparing the Fund’s fees with other comparable funds and industry averages, and in light of the nature, extent and quality of services provided to the Fund by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to the Fund was reasonable.

Profitability, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Fund. The Trustees discussed the methods used by AssetMark to allocate expenses to the Fund under its profitability analysis, and the Trustees considered the individual profitability of AssetMark with respect to the Fund under this methodology.

In evaluating AssetMark’s profitability, the Trustees acknowledged that the Fund is distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from the Fund and/or pay certain Fund expenses to the extent necessary to ensure that the Fund’s overall expenses do not exceed certain levels.

The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Fund, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark. The Trustees concluded that these benefits were reasonable.

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Additional Information (unaudited) (continued)

The Trustees acknowledged the substantial subsidies being provided to the Fund by AssetMark, and that as a result, the Fund was not currently profitable to AssetMark.

The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability is reasonable. Additionally, the Trustees concluded that the economies of scale being realized by AssetMark, if any, do not mandate the implementation of new or amended breakpoints or other changes in the fee structure for the Fund at this time.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of the Advisory Agreement with, and the fee to be paid to, AssetMark for the Fund.

42       Savos Investments Trust      |      2018 Semi-Annual Report

Savos Investments Trust

Savos Dynamic Hedging Fund

The Fund is a separate investment fund of Savos Investments Trust, a Delaware statutory trust.

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

A Statement of Additional Information, which includes additional information about the Fund’s Trustees, is available, without charge, upon request to AssetMark, Inc., at 1-888-278-5809.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of the shareholders of the Savos Investments Trust — Savos Dynamic Hedging Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

DISTRIBUTOR

AssetMark BrokerageTM, LLC

1655 Grant Street,

10th Floor

Concord, CA 94520

Member FINRA

INVESTMENT ADVISOR

AssetMark, Inc.

1655 Grant Street

10th Floor

Concord, CA 94520

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue,

Suite 800

Cleveland, OH 44115

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

SAVOS INVESTMENTS TRUST_SEMI-ANNUAL 033118

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b)

or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Savos Investments Trust

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 5-29-18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 5-29-18

By (Signature and Title)	/s/ Patrick Young
Patrick R. Young, Principal Financial Officer/Treasurer

Date 5-29-18

3